COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 6,248
2020	5,749
2021	5,589
2022	5,930
2023 and thereafter	6,410
Total minimum lease payments	$ 29,926	[1]

[1]	Minimum payments have been reduced by minimum sublease rental of $1,657 due in the future under non-cancelable subleases.